AB Taxable Multi-Sector Income Shares

Portfolio of Investments

July 31, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADE - 69.9%
Industrial - 39.3%
Basic - 2.1%
ArcelorMittal
3.60%, 7/16/24	$650	$654,992
Dow Chemical Co. (The)
3.00%, 11/15/22	1,310	1,325,694
Glencore Finance Canada Ltd.
4.95%, 11/15/21 (a)	505	528,063
Glencore Funding LLC
3.00%, 10/27/22 (a)	225	225,569
Packaging Corp. of America
2.45%, 12/15/20	1,010	1,007,940

		3,742,258

Capital Goods - 4.3%
Boeing Co. (The)
2.70%, 5/01/22	1,150	1,159,856
Caterpillar Financial Services Corp.
2.95%, 2/26/22	1,150	1,171,321
General Dynamics Corp.
3.00%, 5/11/21	1,000	1,014,990
General Electric Co.
Series G
6.00%, 8/07/19	470	470,183
Ingersoll-Rand Global Holding Co., Ltd.
2.90%, 2/21/21	1,015	1,020,806
John Deere Capital Corp.
2.30%, 6/07/21	1,100	1,100,495
Northrop Grumman Corp.
2.08%, 10/15/20	1,000	996,360
United Technologies Corp.
1.50%, 11/01/19	525	523,766
4.50%, 4/15/20	300	304,176

		7,761,953

Communications - Media - 1.3%
CBS Corp.
3.375%, 3/01/22	1,100	1,121,252
Comcast Corp.
5.15%, 3/01/20	78	79,249
Omnicom Group, Inc./Omnicom Capital, Inc.
3.625%, 5/01/22	1,000	1,028,630
Time Warner Cable LLC
4.00%, 9/01/21	5	5,107
Walt Disney Co. (The)
4.50%, 2/15/21 (a)	105	108,530

		2,342,768

Communications - Telecommunications - 1.7%
AT&T, Inc.
3.616% (LIBOR 3 Month + 1.18%), 6/12/24 (b)	610	621,242
3.80%, 3/15/22	515	532,623

	Principal Amount (000)	U.S. $ Value
Deutsche Telekom International Finance BV
1.50%, 9/19/19 (a)	$560	$559,183
Telefonica Emisiones SA
5.462%, 2/16/21	45	46,988
Verizon Communications, Inc.
2.45%, 11/01/22	1,125	1,128,611
3.45%, 3/15/21	200	203,720

		3,092,367

Consumer Cyclical - Automotive - 3.2%
BMW US Capital LLC
3.40%, 8/13/21 (a)	1,065	1,083,946
Daimler Finance North America LLC
2.45%, 5/18/20 (a)	1,000	999,390
Ford Motor Credit Co. LLC
2.425%, 6/12/20	400	398,724
3.336%, 3/18/21	325	326,664
General Motors Co.
3.365% (LIBOR 3 Month + 0.80%), 8/07/20 (b)	125	125,224
General Motors Financial Co., Inc.
2.45%, 11/06/20	220	219,223
3.15%, 1/15/20	100	100,165
Harley-Davidson Financial Services, Inc.
3.55%, 5/21/21 (a)	1,025	1,036,993
Nissan Motor Acceptance Corp.
1.55%, 9/13/19 (a)	560	559,311
2.15%, 9/28/20 (a)	455	452,038
Toyota Motor Credit Corp.
Series G
2.20%, 1/10/20	500	499,650

		5,801,328

Consumer Cyclical - Other - 1.3%
DR Horton, Inc.
2.55%, 12/01/20	1,000	1,000,340
Marriott International, Inc./MD
2.30%, 1/15/22	200	198,956
Series Y
3.12% (LIBOR 3 Month + 0.60%), 12/01/20 (b)	1,110	1,113,607

		2,312,903

Consumer Cyclical - Restaurants - 0.9%
Starbucks Corp.
2.20%, 11/22/20	477	476,027
2.70%, 6/15/22	1,025	1,035,937

		1,511,964

Consumer Cyclical - Retailers - 1.2%
Home Depot, Inc. (The)
3.25%, 3/01/22	1,115	1,147,982

	Principal Amount (000)	U.S. $ Value
Walmart, Inc.
3.125%, 6/23/21	$1,015	$1,035,432

		2,183,414

Consumer Non-Cyclical - 12.2%
AbbVie, Inc.
2.30%, 5/14/21	650	648,674
2.50%, 5/14/20	17	17,010
3.375%, 11/14/21	1,000	1,020,120
Allergan Funding SCS
3.00%, 3/12/20	610	611,440
Altria Group, Inc.
2.625%, 1/14/20	120	120,108
2.85%, 8/09/22	200	201,398
4.75%, 5/05/21	1,000	1,038,060
Anheuser-Busch InBev Finance, Inc.
2.65%, 2/01/21	283	284,508
Archer-Daniels-Midland Co.
3.375%, 3/15/22	1,110	1,140,469
Baxalta, Inc.
3.60%, 6/23/22	23	23,340
Becton Dickinson and Co.
2.675%, 12/15/19	783	783,274
Biogen, Inc.
3.625%, 9/15/22	54	55,778
Bristol-Myers Squibb Co.
2.60%, 5/16/22 (a)	600	605,280
Celgene Corp.
2.25%, 8/15/21	700	696,367
2.875%, 2/19/21	480	482,626
Cigna Corp.
3.40%, 9/17/21 (a)	1,615	1,643,876
Conagra Brands, Inc.
2.811% (LIBOR 3 Month + 0.50%), 10/09/20 (b)	1,000	998,280
Constellation Brands, Inc.
2.00%, 11/07/19	1,055	1,053,164
CVS Health Corp.
2.125%, 6/01/21	400	397,260
2.75%, 12/01/22	500	500,850
3.35%, 3/09/21	753	762,751
Gilead Sciences, Inc.
1.95%, 3/01/22	300	297,435
2.55%, 9/01/20	1,000	1,001,780
Kellogg Co.
3.25%, 5/14/21	1,000	1,013,590
Kraft Heinz Foods Co.
2.80%, 7/02/20	95	95,182
Kroger Co. (The)
6.15%, 1/15/20	150	152,366
Laboratory Corp. of America Holdings
2.625%, 2/01/20	430	430,275
Medtronic, Inc.
3.15%, 3/15/22	40	40,990
Molson Coors Brewing Co.
2.25%, 3/15/20	375	374,355

	Principal Amount (000)	U.S. $ Value
PepsiCo, Inc.
2.00%, 4/15/21	$1,000	$996,820
Philip Morris International, Inc.
1.875%, 11/01/19	1,055	1,053,607
Reynolds American, Inc.
4.00%, 6/12/22	100	103,565
6.875%, 5/01/20	1,000	1,031,990
Tyson Foods, Inc.
2.25%, 8/23/21	610	607,054
2.65%, 8/15/19	158	158,006
3.07% (LIBOR 3 Month + 0.55%), 6/02/20 (b)	475	475,613
4.50%, 6/15/22	30	31,621
Zimmer Biomet Holdings, Inc.
3.169% (LIBOR 3 Month + 0.75%), 3/19/21 (b)	1,055	1,054,831

		22,003,713

Energy - 4.4%
BP Capital Markets PLC
1.768%, 9/19/19	350	349,695
Energy Transfer Operating LP
4.65%, 6/01/21	10	10,319
Enterprise Products Operating LLC
2.85%, 4/15/21	1,060	1,066,371
4.05%, 2/15/22	615	639,114
5.20%, 9/01/20	55	56,599
Kinder Morgan Energy Partners LP
3.95%, 9/01/22	99	102,634
4.15%, 3/01/22	37	38,424
5.30%, 9/15/20	5	5,149
Kinder Morgan, Inc./DE
3.05%, 12/01/19	435	435,470
Marathon Petroleum Corp.
5.125%, 3/01/21	48	49,884
ONEOK, Inc.
4.25%, 2/01/22	1,092	1,130,067
Phillips 66
4.30%, 4/01/22	90	94,652
Schlumberger Finance Canada Ltd.
2.20%, 11/20/20 (a)	1,000	997,650
Schlumberger Holdings Corp.
3.90%, 5/17/28 (a)	85	88,794
Shell International Finance BV
1.375%, 9/12/19	560	559,311
TransCanada PipeLines Ltd.
9.875%, 1/01/21	1,000	1,098,110
Williams Cos., Inc. (The)
4.125%, 11/15/20	1,119	1,136,255

		7,858,498

Services - 0.5%
eBay, Inc.
2.15%, 6/05/20	830	828,174

Technology - 4.7%
Analog Devices, Inc.

	Principal Amount (000)	U.S. $ Value
2.875%, 6/01/23	$325	$328,406
2.95%, 1/12/21	1,055	1,062,163
Baidu, Inc.
2.875%, 7/06/22	375	375,066
Broadcom, Inc.
3.125%, 10/15/22 (a)	1,165	1,167,458
Fidelity National Information Services, Inc.
2.25%, 8/15/21	1,155	1,150,438
Hewlett Packard Enterprise Co.
2.10%, 10/04/19 (a)	605	604,401
3.60%, 10/15/20	75	75,865
Honeywell International, Inc.
2.15%, 8/08/22	1,300	1,299,077
IBM Credit LLC
3.60%, 11/30/21	1,105	1,134,791
Lam Research Corp.
2.80%, 6/15/21	483	486,603
VMware, Inc.
2.30%, 8/21/20	800	797,896

		8,482,164

Transportation - Railroads - 0.6%
Union Pacific Corp.
3.20%, 6/08/21	1,040	1,057,316

Transportation - Services - 0.9%
Ryder System, Inc.
3.45%, 11/15/21	500	509,905
3.50%, 6/01/21	100	102,039
United Parcel Service, Inc.
2.05%, 4/01/21	1,050	1,046,241

		1,658,185

		70,637,005

Financial Institutions - 26.8%
Banking - 21.4%
ABN AMRO Bank NV
1.80%, 9/20/19 (a)	495	494,599
American Express Co.
2.20%, 10/30/20	200	199,610
American Express Credit Corp.
2.375%, 5/26/20	1,500	1,500,420
Bank of America Corp.
2.999% (LIBOR 3 Month + 0.65%), 6/25/22 (b)	785	787,857
3.124%, 1/20/23	135	136,926
5.00%, 5/13/21	30	31,327
5.875%, 1/05/21	40	41,905
Series G
2.369%, 7/21/21	500	499,370
Bank of Nova Scotia (The)
2.375%, 1/18/23	800	799,592
BB&T Corp.
2.15%, 2/01/21	200	199,378
3.20%, 9/03/21	830	843,023

	Principal Amount (000)	U.S. $ Value
BNP Paribas SA
2.375%, 5/21/20	$1,000	$1,001,500
BPCE SA
2.65%, 2/03/21	1,000	1,003,410
Canadian Imperial Bank of Commerce
2.10%, 10/05/20	1,000	998,760
Capital One Financial Corp.
2.40%, 10/30/20	220	219,859
2.50%, 5/12/20	230	230,108
4.75%, 7/15/21	20	20,848
Capital One NA
1.85%, 9/13/19	425	424,677
2.95%, 7/23/21	400	403,188
Citibank NA
2.125%, 10/20/20	300	299,454
3.165%, 2/19/22	425	429,458
3.40%, 7/23/21	1,115	1,136,029
Commonwealth Bank of Australia
2.25%, 3/10/20 (a)	1,000	999,600
Danske Bank A/S
2.80%, 3/10/21 (a)	1,070	1,071,445
Discover Bank
3.10%, 6/04/20	255	256,142
3.35%, 2/06/23	1,125	1,151,921
Fifth Third Bancorp
3.50%, 3/15/22	53	54,288
Fifth Third Bank/Cincinnati OH
2.20%, 10/30/20	1,750	1,747,918
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/21	48	47,816
2.60%, 4/23/20	200	200,194
2.876%, 10/31/22	200	201,132
3.00%, 4/26/22	1,050	1,058,043
5.75%, 1/24/22	195	209,994
Series D
6.00%, 6/15/20	40	41,248
HSBC Bank USA NA
4.875%, 8/24/20	1,000	1,023,970
HSBC Holdings PLC
4.00%, 3/30/22	150	155,273
5.10%, 4/05/21	65	67,727
JPMorgan Chase & Co.
2.20%, 10/22/19	250	249,875
2.40%, 6/07/21	225	225,261
2.776%, 4/25/23	1,175	1,182,497
4.40%, 7/22/20	365	372,526
4.50%, 1/24/22	95	99,722
KeyBank NA/Cleveland OH
3.35%, 6/15/21	1,020	1,038,278
Lloyds Banking Group PLC
3.10%, 7/06/21	585	590,651
Manufacturers & Traders Trust Co.
2.05%, 8/17/20	355	354,042
Mitsubishi UFJ Financial Group, Inc.
2.95%, 3/01/21	215	216,378
3.535%, 7/26/21	850	866,456
Mizuho Financial Group, Inc.
2.632%, 4/12/21 (a)	220	220,328

	Principal Amount (000)	U.S. $ Value
Morgan Stanley
2.625%, 11/17/21	$1,060	$1,064,272
5.625%, 9/23/19	350	351,498
Series G
5.50%, 7/28/21	102	107,853
Nationwide Building Society
4.363%, 8/01/24 (a)	200	207,938
PNC Bank NA
2.30%, 6/01/20	250	250,030
2.45%, 11/05/20	250	250,125
PNC Financial Services Group, Inc. (The)
5.125%, 2/08/20	30	30,404
Regions Bank/Birmingham AL
3.374%, 8/13/21	1,165	1,173,726
Royal Bank of Canada
Series G
2.80%, 4/29/22	1,115	1,127,521
Santander UK PLC
3.40%, 6/01/21	1,025	1,039,914
SunTrust Bank/Atlanta GA
3.525%, 10/26/21	1,125	1,138,759
Synchrony Bank
3.65%, 5/24/21	1,025	1,041,164
Toronto-Dominion Bank (The)
3.25%, 6/11/21	1,040	1,058,138
US Bank NA/Cincinnati OH
2.05%, 10/23/20	440	439,120
3.15%, 4/26/21	550	557,832
Wells Fargo Bank NA
2.897%, 5/27/22	1,875	1,890,206
Westpac Banking Corp.
2.15%, 3/06/20	388	387,608
Zions Bancorp NA
3.50%, 8/27/21	1,055	1,073,631

		38,593,762

Finance - 1.2%
AIG Global Funding
2.30%, 7/01/22 (a)	500	497,735
3.35%, 6/25/21 (a)	600	609,480
Air Lease Corp.
2.50%, 3/01/21	1,015	1,014,645

		2,121,860

Insurance - 2.4%
Anthem, Inc.
2.50%, 11/21/20	1,070	1,071,466
Metropolitan Life Global Funding I
2.05%, 6/12/20 (a)	520	518,970
New York Life Global Funding
1.95%, 9/28/20 (a)	1,000	997,400
Pricoa Global Funding I
1.45%, 9/13/19 (a)	560	559,384
Prudential Financial, Inc.
4.50%, 11/15/20	85	87,354

	Principal Amount (000)	U.S. $ Value
UnitedHealth Group, Inc.
1.95%, 10/15/20	$465	$463,266
3.15%, 6/15/21	555	563,369

		4,261,209

Other Finance - 0.7%
Enterprise Community Loan Fund, Inc.
Series 2018
3.685%, 11/01/23	1,180	1,231,943

REITS - 1.1%
American Tower Corp.
2.25%, 1/15/22	675	671,321
3.50%, 1/31/23	600	618,282
Healthcare Trust of America Holdings LP
2.95%, 7/01/22	110	110,614
Simon Property Group LP
2.50%, 9/01/20	560	561,053

		1,961,270

		48,170,044

Utility - 3.8%
Electric - 3.8%
American Electric Power Co., Inc.
2.15%, 11/13/20	1,050	1,046,083
Berkshire Hathaway Energy Co.
2.375%, 1/15/21	650	651,144
Dominion Energy, Inc.
Series B
1.60%, 8/15/19	565	564,712
Duke Energy Florida LLC
2.10%, 12/15/19	250	249,745
Edison International
2.125%, 4/15/20	555	552,131
Entergy Corp.
4.00%, 7/15/22	78	81,152
Exelon Corp.
2.45%, 4/15/21	548	546,750
2.85%, 6/15/20	145	145,478
Exelon Generation Co. LLC
2.95%, 1/15/20	604	605,021
Florida Power & Light Co.
2.965% (LIBOR 3 Month + 0.40%), 5/06/22 (b)	400	400,060
National Rural Utilities Cooperative Finance Corp.
2.90%, 3/15/21	453	457,634
NextEra Energy Capital Holdings, Inc.
2.80%, 1/15/23	600	605,904
Pinnacle West Capital Corp.
2.25%, 11/30/20	1,000	997,180
TECO Finance, Inc.
5.15%, 3/15/20	10	10,157

		6,913,151

Total Corporates - Investment Grade (cost $124,828,284)		125,720,200

	Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES - 10.7%
United States - 10.7%
U.S. Treasury Notes
1.75%, 7/15/22	$17,500	$17,450,781
2.25%, 4/15/22	1,800	1,818,000

Total Governments - Treasuries (cost $19,259,007)		19,268,781

ASSET-BACKED SECURITIES - 8.0%
Autos - Fixed Rate - 3.8%
Ally Auto Receivables Trust
Series 2016-2, Class A4
1.60%, 1/15/21	515	514,854
CarMax Auto Owner Trust
Series 2017-4, Class A3
2.11%, 10/17/22	1,350	1,348,076
Ford Credit Auto Owner Trust
Series 2014-2, Class A
2.31%, 4/15/26 (a)	268	267,921
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A1
1.98%, 1/15/22	94	93,799
Series 2017-1, Class A1
2.07%, 5/15/22	175	174,765
Series 2017-2, Class A1
2.16%, 9/15/22	1,000	998,257
GM Financial Automobile Leasing Trust
Series 2017-3, Class A3
2.01%, 11/20/20	639	638,742
GM Financial Consumer Automobile Receivables Trust
Series 2017-3A, Class A3
1.97%, 5/16/22 (a)	1,290	1,287,264
Honda Auto Receivables Owner Trust
Series 2017-3, Class A4
1.98%, 11/20/23	400	398,239
USAA Auto Owner Trust
Series 2017-1, Class A4
1.88%, 9/15/22	1,000	995,060

		6,716,977

Credit Cards - Fixed Rate - 2.2%
Cabela’s Credit Card Master Note Trust
Series 2013-1A, Class A
2.71%, 2/17/26 (a)	120	121,786
Chase Issuance Trust
Series 2014-A2, Class A2
2.77%, 3/15/23	105	106,123
World Financial Network Credit Card Master Trust
Series 2017-B, Class A
1.98%, 6/15/23	1,000	999,771
Series 2017-C, Class A
2.31%, 8/15/24	1,400	1,398,753
Series 2018-B, Class A

	Principal Amount (000)	U.S. $ Value
3.46%, 7/15/25	$1,350	$1,382,432

		4,008,865

Other ABS - Fixed Rate - 2.0%
SBA Tower Trust
Series 2015-1A, Class C
3.156%, 10/08/20 (a)(c)	67	66,983
SoFi Consumer Loan Program LLC
Series 2016-3, Class A
3.05%, 12/26/25 (a)(c)	47	47,454
Series 2017-2, Class A
3.28%, 2/25/26 (a)(c)	259	260,461
Series 2017-5, Class A2
2.78%, 9/25/26 (a)(c)	1,000	1,001,336
SoFi Consumer Loan Program Trust
Series 2018-3, Class A2
3.67%, 8/25/27 (a)(c)	1,000	1,014,148
Verizon Owner Trust
Series 2017-3A, Class A1A
2.06%, 4/20/22 (a)(c)	1,260	1,257,045

		3,647,427

Total Asset-Backed Securities (cost $14,343,297)		14,373,269

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.2%
Non-Agency Floating Rate CMBS - 1.9%
BAMLL Commercial Mortgage Securities Trust
Series 2017-SCH, Class AF
3.325% (LIBOR 1 Month + 1.00%), 11/15/33 (a)(b)(c)	1,000	999,353
DBWF Mortgage Trust
Series 2018-GLKS, Class A
3.328% (LIBOR 1 Month + 1.03%), 11/19/35 (a)(b)	1,000	1,002,206
Invitation Homes Trust
Series 2018-SFR4, Class A
3.414% (LIBOR 1 Month + 1.10%), 1/17/38 (a)(b)	347	348,873
Starwood Retail Property Trust
Series 2014-STAR, Class A
3.545% (LIBOR 1 Month + 1.22%), 11/15/27 (a)(b)	982	979,370

		3,329,802
Non-Agency Fixed Rate CMBS - 1.2%
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class A2
2.674%, 4/10/48	917	916,579
GS Mortgage Securities Trust
Series 2013-G1, Class A1
2.059%, 4/10/31 (a)	432	427,460

	Principal Amount (000)	U.S. $ Value
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-LC9, Class AS
3.353%, 12/15/47 (a)	$750	$765,948
LSTAR Commercial Mortgage Trust
Series 2016-4, Class A2
2.579%, 3/10/49 (a)	100	99,630

		2,209,617

Agency CMBS - 0.1%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
Series K021, Class A1
1.603%, 1/25/22	70	69,392
Series K025, Class A1
1.875%, 4/25/22	89	88,244

		157,636

Total Commercial Mortgage-Backed Securities (cost $5,677,241)		5,697,055

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.2%
Risk Share Floating Rate - 2.0%
Bellemeade Re Ltd.
Series 2018-2A, Class M1B
3.616% (LIBOR 1 Month + 1.35%), 8/25/28 (a)(b)	800	801,710
Series 2019-3A, Class M1B
3.99% (LIBOR 1 Month + 1.60%), 7/25/29 (a)(b)	383	382,923
Federal National Mortgage Association
Series 2014-C01, Class M2
6.666% (LIBOR 1 Month + 4.40%), 1/25/24 (b)	750	820,171
Federal National Mortgage Association Connecticut Avenue Securities
Series 2016-C01, Class 1M2
9.016% (LIBOR 1 Month + 6.75%), 8/25/28 (b)	515	575,984
Series 2016-C02, Class 1M2
8.266% (LIBOR 1 Month + 6.00%), 9/25/28 (b)	697	768,587
Series 2016-C03, Class 1M1
4.266% (LIBOR 1 Month + 2.00%), 10/25/28 (b)	142	142,300
STACR Trust
Series 2019-DNA3, Class M2
4.35% (LIBOR 1 Month + 2.05%), 7/25/49 (a)(b)	84	83,551

		3,575,226

Agency Fixed Rate - 0.2%
Federal Home Loan Mortgage Corp. REMICs
Series 4029, Class LD
1.75%, 1/15/27	295	290,669

	Principal Amount (000)	U.S. $ Value
Series 4459, Class CA
5.00%, 12/15/34	$67	$71,138

		361,807

Total Collateralized Mortgage Obligations (cost $4,010,885)		3,937,033

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 1.7%
United States - 1.7%
Chicago Housing Authority
Series 2018B
3.324%, 1/01/22	1,000	1,023,960
Regional Transportation Authority
Series 2018A
3.013%, 5/29/20	1,000	1,005,240
State of Connecticut
Series 2018A
3.75%, 9/15/20	1,100	1,116,390

Total Local Governments - US Municipal Bonds (cost $3,107,191)		3,145,590

	Shares
SHORT-TERM INVESTMENTS - 3.7%
Investment Companies - 3.7%
AB Fixed Income Shares, Inc. - Government
Money Market Portfolio - Class AB, 2.31% (d)(e)(f)
(cost $6,664,720)	6,664,720	6,664,720

Total Investments - 99.4% (cost $177,890,625) (g)		178,806,648
Other assets less liabilities - 0.6%		1,000,991

Net Assets - 100.0%		$179,807,639

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD	14,000	3/15/20	3 Month LIBOR	2.588%	Quarterly/Semi-Annual	$119,838	$	– 0	–	$119,838
USD	6,270	6/15/20	3 Month LIBOR	2.820%	Quarterly/Semi-Annual	36,049		– 0	–	36,049
USD	11,250	12/06/20	3 Month LIBOR	2.985%	Quarterly/Semi-Annual	146,906		– 0	–	146,906

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD	15,000	4/18/21	3 Month LIBOR	2.511%	Quarterly/Semi-Annual	$229,795	$	– 0	–	$229,795

						$532,588	$	– 0	–	$532,588

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc.
CMBX.NA.BBB-. Series 9, 9/17/58*	(3.00)%	Monthly	3.66%	USD	105	$3,530	$3,645	$(115)
JP Morgan Securities, LLC
CMBX.NA.BBB-. Series 9, 9/17/58*	(3.00)	Monthly	3.66	USD	1,560	52,572	141,161	(88,589)
Sale Contracts
Citigroup Global Markets, Inc.
CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	59	(5,517)	(8,161)	2,644
CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	180	(16,815)	(17,855)	1,040
CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	32	(2,992)	(3,224)	232
Credit Suisse International
CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	335	(31,323)	(33,223)	1,900
CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	224	(20,925)	(22,800)	1,875
CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	18	(1,683)	(1,830)	147
Goldman Sachs International
CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	291	(27,209)	(28,012)	803
JP Morgan Securities, LLC
CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	1,716	(160,446)	(263,551)	103,105

						$(210,808)	$(233,850)	$23,042

*	Termination date

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the aggregate market value of these securities amounted to $28,052,783 or 15.6% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2019.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Affiliated investments.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	The rate shown represents the 7-day yield as of period end.
(g)

As of July 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,770,981 and gross unrealized depreciation of investments was $(299,328), resulting in net unrealized appreciation of $1,471,653.

Glossary:

ABS	-	Asset-Backed Securities
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CMBS	-	Commercial Mortgage-Backed Securities
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits

AB Taxable Multi-Sector Income Shares

July 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2019:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Investment Grade	$	– 0	–	$125,720,200		$	– 0	–	$125,720,200
Governments - Treasuries		– 0	–	19,268,781			– 0	–	19,268,781
Asset-Backed Securities		– 0	–	10,725,842			3,647,427		14,373,269
Commercial Mortgage-Backed Securities		– 0	–	4,697,702			999,353		5,697,055
Collateralized Mortgage Obligations		– 0	–	3,937,033			– 0	–	3,937,033
Local Governments - US Municipal Bonds		– 0	–	3,145,590			– 0	–	3,145,590
Short-Term Investments		6,664,720		– 0	–		– 0	–	6,664,720

Total Investments in Securities		6,664,720		167,495,148			4,646,780		178,806,648
Other Financial Instruments (a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	532,588			– 0	–	532,588
Credit Default Swaps		– 0	–	56,102			– 0	–	56,102
Liabilities:
Credit Default Swaps		– 0	–	(266,910)			– 0	–	(266,910)

Total		$6,664,720		$167,816,928			$4,646,780		$179,128,428

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset Backed Securities		Commercial Mortgage Backed Securities		Total
Balance as of 4/30/19	$3,694,807		$1,000,090		$4,694,897
Accrued discounts/(premiums)	29		– 0	–	29
Realized gain (loss)	66		– 0	–	66
Change in unrealized appreciation/depreciation	15,506		(737)		14,769
Purchases	– 0	–	– 0	–	– 0	–
Sales	(62,981)		– 0	–	(62,981)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 7/31/19	$3,647,427		$999,353		$4,646,780

Net change in unrealized appreciation/depreciation from investments held as of 7/31/19	$15,506		$(737)		$14,769

As of July 31, 2019, all Level 3 securities were priced by third party vendors.

A summary of the Fund’s transactions in AB mutual funds for the three months ended July 31, 2019 is as follows:

Fund	Market Value 4/30/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,711	$27,427	$23,473	$6,665	$0